May-07-03 03:52pm From- T-761 P.004/004 F-919

Manager
Securities Operations

20 Broad Street
New York, NY 10005

tel: 212.656.5026
fax: 212.656.5893
pmadho@nyse.com

03055631

Cert NYS

1-14536

NYSE

RECD S.E.C.
MAY 7 2003

May 7, 2003

Mr. Brian Johnson
Branch Chief
Securities and Exchange Commission
Branch of Filer Support 2
Room 1004 -- STOP/1-4
450 Fifth Street, NW
Judiciary Plaza
Washington, DC 20549

PROCESSED
MAY 14 2003
THOMSON FINANCIAL

Dear Mr. Johnson:

The New York Stock Exchange certifies approval for listing and registration under the Securities Exchange Act of 1934, PARTNERRE LTD., 6.75% Series C Cumulative Redeemable Preferred Shares (Liquidation Preference $25.00 per share) and requests immediate acceleration of registration. Adequate distribution assured. Form 8-A received on May 7, 2003. Tentative listing date – Not yet determined.

Sincerely,

[signature]